Derivative financial instrument (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instrument - Not designated as Hedging Instrument - Balance Sheet Location (Table)
		Assets		Liabilities
Derivative	Balance Sheet Location	June 31, 2021	December 31, 2020	June 31, 2021	December 31, 2020
Interest rate swap	Derivative financial Instruments, Current	—	—	1,332	1,332
Interest rate swap	Derivative financial Instruments, non- Current	4,008	—	—	1,334
	Total	$ 4,008	$ —	$ 1,332	$ 2,666

Derivative Financial Instrument - Not Designated as Hedging Instrument - Net Effect on the Consolidated Statements of Comprehensive Income (Table)

	Net Realized and Unrealized Gain/ (Loss) Recognized on Statement of Income Location	Six months ended June 30,
		2021	2020
Interest rate swap	Gain/ (Loss) on derivative instruments	4,763	(3,352)
	Total	$4,763	$(3,352)